NOTE 7 - INTANGIBLE ASSETS - Amortization Expense (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	$ 91,507	$ 209,070
Finite-Lived Intangible Asset, Expected Amortization, Year Two	366,028	209,070
Finite-Lived Intangible Asset, Expected Amortization, Year Three	366,028	209,070
Finite-Lived Intangible Asset, Expected Amortization, Year Four	333,883	209,070
Finite-Lived Intangible Asset, Expected Amortization, Year Five	9,737	209,070
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	153,363	520,190
Finite-Lived Patents, Gross	150,716	111,256	$ 75,658	$ 46,749
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,320,546	1,565,540
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	1,884	5,563
Finite-Lived Intangible Asset, Expected Amortization, Year Two	7,536	5,563
Finite-Lived Intangible Asset, Expected Amortization, Year Three	7,536	5,563
Finite-Lived Intangible Asset, Expected Amortization, Year Four	7,536	5,563
Finite-Lived Intangible Asset, Expected Amortization, Year Five	7,536	5,563
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	118,688	83,441
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	89,073	201,220
Finite-Lived Intangible Asset, Expected Amortization, Year Two	356,291	201,220
Finite-Lived Intangible Asset, Expected Amortization, Year Three	356,291	201,220
Finite-Lived Intangible Asset, Expected Amortization, Year Four	324,146	201,220
Finite-Lived Intangible Asset, Expected Amortization, Year Five		201,220
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		402,439
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,125,801	1,408,539
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	550	2,287
Finite-Lived Intangible Asset, Expected Amortization, Year Two	2,201	2,287
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2,201	2,287
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2,201	2,287
Finite-Lived Intangible Asset, Expected Amortization, Year Five	2,201	2,287
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	34,675	34,310
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	$ 44,029	$ 45,745